DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% Shares Fair Value
Communications — 8.78%
Activision Blizzard, Inc.
(a)
934 $ 86,638
Alphabet, Inc., Class C
(a)
1,207 160,664
Alphabet, Inc., Class A
(a)
918 121,837
AT&T, Inc. 1,219 17,700
Charter Communications, Inc., Class
A
(a)
18 7,293
Comcast Corp., Class A 803 36,344
Electronic Arts, Inc. 38 5,181
Fox Corp., Class B 64 2,010
Fox Corp., Class A 52 1,739
Interpublic Group of Companies, Inc. 90 3,081
Meta Platforms, Inc., Class A
(a)
394 125,527
Netflix, Inc.
(a)
79 34,679
Omnicom Group, Inc. 32 2,708
Paramount Global, Class B 128 2,052
Take-Two Interactive Software, Inc.
(a)
36 5,506
T-Mobile US, Inc.
(a)
111 15,292
VeriSign, Inc.
(a)
17 3,586
Verizon Communications, Inc. 757 25,799
Walt Disney Co. (The)
(a)
312 27,734
Warner Bros. Discovery, Inc.
(a)
382 4,993
690,363
Consumer Discretionary — 9.39%
Amazon.com, Inc.
(a)
2,067 276,317
Aptiv PLC
(a)
44 4,818
AutoZone, Inc.
(a)
3 7,445
Best Buy Co., Inc. 41 3,405
Booking Holdings, Inc.
(a)
9 26,737
BorgWarner, Inc. 113 5,255
Caesars Entertainment, Inc.
(a)
94 5,548
Chipotle Mexican Grill, Inc.
(a)
5 9,811
Copart, Inc.
(a)
126 11,138
D.R. Horton, Inc. 100 12,702
Darden Restaurants, Inc. 21 3,547
Domino's Pizza, Inc. 9 3,571
eBay, Inc. 92 4,095
Etsy, Inc.
(a)
25 2,541
Ford Motor Co. 645 8,520
General Motors Co. 273 10,475
Hilton Worldwide Holdings, Inc. 100 15,549
Home Depot, Inc. (The) 114 38,058
Las Vegas Sands Corp.
(a)
76 4,546
Lennar Corp., Class A 50 6,342
Lowe's Companies, Inc. 122 28,581
Marriott International, Inc., Class A 39 7,871
MGM Resorts International 88 4,468
NIKE, Inc., Class B 232 25,611

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Consumer Discretionary — 9.39% - continued
NVR, Inc.
(a)
1 $ 6,306
O'Reilly Automotive, Inc.
(a)
10 9,258
Phinia, Inc.
(a)
23 641
Pool Corp. 10 3,847
PulteGroup, Inc. 60 5,063
Ross Stores, Inc. 48 5,503
Royal Caribbean Cruises Ltd.
(a)
36 3,928
Starbucks Corp. 199 20,211
Tesla, Inc.
(a)
450 120,343
TJX Companies, Inc. (The) 189 16,354
Tractor Supply Co. 26 5,824
Ulta Beauty, Inc.
(a)
9 4,003
VF Corporation 57 1,129
Wynn Resorts Ltd. 24 2,616
Yum! Brands, Inc. 45 6,195
738,172
Consumer Staples — 5.94%
Altria Group, Inc. 288 13,081
Archer-Daniels-Midland Co. 92 7,816
Brown-Forman Corp., Class B 32 2,259
Campbell Soup Co. 33 1,512
Church & Dwight Co., Inc. 42 4,018
Clorox Co. (The) 18 2,727
Coca-Cola Co. (The) 687 42,546
Colgate-Palmolive Co. 157 11,972
Conagra Brands, Inc. 134 4,397
Constellation Brands, Inc., Class A 18 4,910
Costco Wholesale Corp. 116 65,038
Dollar General Corp. 49 8,274
Dollar Tree, Inc.
(a)
36 5,556
Estee Lauder Companies, Inc. (The),
Class A 42 7,560
General Mills, Inc. 98 7,324
Hershey Co. (The) 30 6,939
Hormel Foods Corp. 67 2,739
J.M. Smucker Co. (The) 13 1,958
Kellogg Co. 43 2,876
Keurig Dr Pepper, Inc. 202 6,870
Kimberly-Clark Corp. 62 8,004
Kraft Heinz Co. (The) 82 2,967
Kroger Co. (The) 115 5,594
McCormick & Co., Inc. 39 3,490
Mondelez International, Inc., Class A 228 16,902
Monster Beverage Corp.
(a)
174 10,003
PepsiCo, Inc. 251 47,053
Philip Morris International, Inc. 287 28,620
Procter & Gamble Co. (The) 419 65,490
Sysco Corp. 81 6,181

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Consumer Staples — 5.94% - continued
Target Corp. 96 $ 13,101
Tyson Foods, Inc., Class A 65 3,622
Walgreens Boots Alliance, Inc. 160 4,795
Wal-Mart Stores, Inc. 257 41,084
467,278
Energy — 5.45%
Baker Hughes Co. 228 8,160
Chevron Corp. 47 7,692
ConocoPhillips 233 27,429
Coterra Energy, Inc. 173 4,764
Devon Energy Corp. 103 5,562
Diamondback Energy, Inc. 38 5,598
Enphase Energy, Inc.
(a)
27 4,099
EOG Resources, Inc. 147 19,482
Equitrans Midstream Corp. 7,300 75,702
Exxon Mobil Corp. 277 29,705
Halliburton Co. 188 7,347
Hess Corp. 62 9,407
Kinder Morgan, Inc. 260 4,605
Kinetik Holdings Inc. 2,100 75,600
Marathon Petroleum Corp. 122 16,228
Occidental Petroleum Corp. 134 8,459
ONEOK, Inc. 124 8,313
Phillips 66 85 9,482
Pioneer Natural Resources Co. 52 11,735
SolarEdge Technologies, Inc.
(a)
13 3,139
Valero Energy Corp. 647 83,406
Williams Companies, Inc. (The) 63 2,170
428,084
Financials — 11.23%
Aflac, Inc. 43 3,111
Allstate Corp. (The) 44 4,958
American Express Co. 99 16,719
American International Group, Inc. 148 8,921
Ameriprise Financial, Inc. 17 5,924
Aon PLC, Class A 31 9,874
Arthur J. Gallagher & Co. 48 10,310
Bank of America Corp. 1,246 39,872
Bank of New York Mellon Corp.
(The) 151 6,849
Berkshire Hathaway, Inc., Class B
(a)
314 110,515
BlackRock, Inc. 21 15,516
Brown & Brown, Inc. 54 3,804
Capital One Financial Corp. 73 8,542
Cboe Global Markets, Inc. 15 2,095
Charles Schwab Corp. (The) 281 18,573
Chubb Ltd. 75 15,331
Cincinnati Financial Corp. 55 5,917

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Financials — 11.23% - continued
Citigroup, Inc. 329 $ 15,680
Citizens Financial Group, Inc. 82 2,645
CME Group, Inc. 64 12,733
Discover Financial Services 47 4,961
Everest Re Group Ltd. 21 7,571
Fifth Third Bancorp 94 2,735
First Interstate BancSystem, Inc.,
Class A 2,600 74,698
Franklin Resources, Inc. 73 2,135
Goldman Sachs Group, Inc. (The) 61 21,709
Huntington Bancshares, Inc. 227 2,778
Intercontinental Exchange, Inc. 103 11,824
JPMorgan Chase & Co. 536 84,667
KeyCorp 123 1,514
Lazard Ltd., Class A 2,100 73,711
M&T Bank Corp. 24 3,357
Marsh & McLennan Companies, Inc. 94 17,710
MetLife, Inc. 117 7,367
Nasdaq, Inc. 55 2,777
Northern Trust Corp. 35 2,804
Northwest Bancshares, Inc. 6,100 75,396
OneMain Holdings, Inc. 1,700 77,317
PNC Financial Services Group, Inc.
(The) 67 9,172
Principal Financial Group, Inc. 32 2,556
Progressive Corp. (The) 118 14,866
Prudential Financial, Inc. 83 8,009
Raymond James Financial, Inc. 50 5,504
Regions Financial Corp. 80 1,630
State Street Corp. 60 4,346
Synchrony Financial 112 3,868
T. Rowe Price Group, Inc. 58 7,149
Travelers Companies, Inc. (The) 46 7,940
Truist Financial Corp. 288 9,567
U.S. Bancorp 250 9,920
W.R. Berkley Corp. 24 1,481
Willis Towers Watson PLC 17 3,593
882,521
Health Care — 12.67%
Abbott Laboratories 542 60,341
AbbVie, Inc. 404 60,430
Agilent Technologies, Inc. 38 4,627
Align Technology, Inc.
(a)
17 6,424
AmerisourceBergen Corp. 51 9,532
Amgen, Inc. 96 22,478
Anthem, Inc. 41 19,337
Baxter International, Inc. 89 4,025
Becton, Dickinson and Co. 46 12,817

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Health Care — 12.67% - continued
Biogen, Inc.
(a)
17 $ 4,593
Bio-Rad Laboratories, Inc., Class A
(a)
6 2,432
Bio-Techne Corp. 38 3,169
Boston Scientific Corp.
(a)
222 11,511
Bristol-Myers Squibb Co. 418 25,995
Cardinal Health, Inc. 60 5,488
Centene Corp.
(a)
187 12,733
Charles River Laboratories
International, Inc.
(a)
8 1,676
Cigna Corp. 73 21,542
Cooper Companies, Inc. (The) 12 4,695
CVS Health Corp. 259 19,345
Danaher Corp. 190 48,461
DexCom, Inc.
(a)
85 10,588
Edwards LifeSciences Corp.
(a)
111 9,110
Eli Lilly & Co. 224 101,820
Fortrea Holdings, Inc.
(a)
17 543
GE HealthCare Technologies, Inc. 51 3,978
Gilead Sciences, Inc. 220 16,751
HCA Healthcare, Inc. 44 12,004
Hologic, Inc.
(a)
36 2,859
Humana, Inc. 21 9,593
IDEXX Laboratories, Inc.
(a)
5 2,774
Illumina, Inc.
(a)
24 4,612
Incyte Corp.
(a)
68 4,333
Intuitive Surgical, Inc.
(a)
63 20,437
IQVIA Holdings, Inc.
(a)
26 5,818
Johnson & Johnson 476 79,744
Laboratory Corporation of America
Holdings 17 3,637
McKesson Corp. 24 9,658
Medtronic PLC 224 19,658
Merck & Co., Inc. 452 48,206
Mettler-Toledo International, Inc.
(a)
4 5,030
Moderna, Inc.
(a)
67 7,883
Molina Healthcare, Inc.
(a)
20 6,090
PerkinElmer, Inc. 17 2,090
Pfizer, Inc. 942 33,969
Quest Diagnostics, Inc. 21 2,839
Regeneron Pharmaceuticals, Inc.
(a)
18 13,354
ResMed, Inc. 28 6,226
STERIS PLC 18 4,060
Stryker Corp. 56 15,871
Thermo Fisher Scientific, Inc. 103 56,511
UnitedHealth Group, Inc. 133 67,347
Vertex Pharmaceuticals, Inc.
(a)
52 18,322
Viatris, Inc. 288 3,033
Waters Corp.
(a)
12 3,315

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Health Care — 12.67% - continued
West Pharmaceutical Services, Inc. 16 $ 5,889
Zoetis, Inc., Class A 89 16,740
996,343
Industrials — 7.24%
3M Co. 130 14,495
Alaska Air Group, Inc.
(a)
58 2,821
Allegion PLC 21 2,454
AMETEK, Inc. 52 8,247
Amphenol Corp., Class A 130 11,480
Boeing Co. (The)
(a)
91 21,735
Carrier Global Corp. 161 9,588
Caterpillar, Inc. 93 24,661
CH Robinson Worldwide, Inc. 40 4,007
Cintas Corp. 14 7,029
CSX Corp. 247 8,230
Cummins, Inc. 36 9,389
Deere & Co. 42 18,043
Delta Air Lines, Inc. 111 5,135
Dover Corp. 23 3,357
Eaton Corp. PLC 57 11,703
Emerson Electric Co. 126 11,510
Expeditors International of
Washington, Inc. 65 8,275
Fastenal Co. 165 9,671
FedEx Corp. 43 11,608
General Dynamics Corp. 50 11,179
General Electric, Co. 155 17,707
Honeywell International, Inc. 111 21,549
Huntington Ingalls Industries, Inc. 13 2,986
IDEX Corp. 17 3,839
Illinois Tool Works, Inc. 50 13,166
Ingersoll Rand, Inc. 120 7,832
Jacobs Solutions, Inc. 37 4,640
JB Hunt Transport Services, Inc. 24 4,895
Johnson Controls International PLC 81 5,634
Keysight Technologies, Inc.
(a)
39 6,282
L3 Harris Technologies, Inc. 55 10,422
Lockheed Martin Corp. 37 16,516
Nordson Corp. 7 1,761
Norfolk Southern Corp. 27 6,307
Northrop Grumman Corp. 22 9,790
Old Dominion Freight Line, Inc. 15 6,292
Otis Worldwide Corp. 86 7,823
PACCAR, Inc. 117 10,077
Parker-Hannifin Corp. 28 11,480
Quanta Services, Inc. 28 5,646
Raytheon Technologies Corp. 269 23,654
Republic Services, Inc. 43 6,498

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Industrials — 7.24% - continued
Robert Half International, Inc. 26 $ 1,928
Rockwell Automation, Inc. 24 8,071
Rollins, Inc. 74 3,021
Roper Technologies, Inc. 18 8,875
Southwest Airlines Co. 118 4,031
TE Connectivity Ltd. 54 7,748
Teledyne Technologies, Inc.
(a)
10 3,845
Trane Technologies PLC 30 5,983
Transdigm Group, Inc. 9 8,097
Trimble, Inc.
(a)
52 2,798
Union Pacific Corp. 132 30,626
United Airlines Holdings, Inc.
(a)
80 4,345
United Parcel Service, Inc., Class B 142 26,571
United Rentals, Inc. 13 6,041
W.W. Grainger, Inc. 9 6,646
Wabtec Corp. 52 6,159
Waste Management, Inc. 77 12,611
Xylem, Inc. 24 2,706
569,515
Materials — 2.22%
Air Products & Chemicals, Inc. 60 18,320
Albemarle Corp. 18 3,821
Avery Dennison Corp. 28 5,152
Ball Corp. 58 3,404
Celanese Corp. 31 3,887
CF Industries Holdings, Inc. 25 2,052
Corteva, Inc. 58 3,273
Dow, Inc. 149 8,414
Ecolab, Inc. 28 5,128
FMC Corp. 23 2,213
Freeport-McMoRan, Inc. 249 11,118
International Flavors & Fragrances,
Inc. 76 6,430
Linde PLC 112 43,755
LyondellBasell Industries N.V.,
Class A 77 7,612
Martin Marietta Materials, Inc. 12 5,357
Mosaic Co. (The) 45 1,834
Newmont Corp. 155 6,653
Nucor Corp. 58 9,981
Packaging Corporation of America 21 3,220
PPG Industries, Inc. 44 6,332
Sherwin-Williams Co. (The) 43 11,890
Vulcan Materials Co. 13 2,867
WestRock Co. 47 1,565
174,278
Real Estate — 1.81%
Alexandria Real Estate Equities, Inc. 46 5,781

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Real Estate — 1.81% - continued
American Tower Corp., A 82 $ 15,605
AvalonBay Communities, Inc. 23 4,339
Camden Property Trust 17 1,855
CBRE Group, Inc., Class A
(a)
91 7,581
Crown Castle International Corp. 72 7,797
Digital Realty Trust, Inc. 58 7,228
Equinix, Inc. 14 11,339
Equity Residential 58 3,825
Essex Property Trust, Inc. 9 2,192
Healthpeak Properties, Inc. 102 2,227
Iron Mountain, Inc. 51 3,131
Kimco Realty Corp. 99 2,006
Mid-America Apartment
Communities, Inc. 13 1,946
Prologis, Inc. 161 20,084
Realty Income Corp. 172 10,487
SBA Communications Corp., Class A 18 3,941
Simon Property Group, Inc. 57 7,102
UDR, Inc. 64 2,616
Ventas, Inc. 57 2,766
VICI Properties, Inc. 283 8,909
Welltower, Inc. 88 7,229
Weyerhaeuser Co. 72 2,452
142,438
Real Estate Investment Trusts (REITs) — 0.10%
Extra Space Storage, Inc. 24 3,350
Public Storage 16 4,508
7,858
Technology — 29.78%
Accenture PLC, Class A 118 37,329
Adobe, Inc.
(a)
128 69,910
Advanced Micro Devices, Inc.
(a)
299 34,206
Akamai Technologies, Inc.
(a)
28 2,646
Analog Devices, Inc. 86 17,160
ANSYS, Inc.
(a)
14 4,789
Apple, Inc. 2,983 586,010
Applied Materials, Inc. 164 24,861
Arista Networks, Inc.
(a)
40 6,204
Autodesk, Inc.
(a)
41 8,692
Automatic Data Processing, Inc. 70 17,308
Broadcom, Inc. 109 97,952
Broadridge Financial Solutions, Inc. 28 4,702
Cadence Design Systems, Inc.
(a)
49 11,466
CDW Corp. 21 3,928
Cisco Systems, Inc. 5 260
Cognizant Technology Solutions
Corp., Class A 85 5,613
Corning, Inc. 143 4,853

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Technology — 29.78% - continued
EPAM Systems, Inc.
(a)
11 $ 2,605
Equifax, Inc. 15 3,061
FactSet Research Systems, Inc. 8 3,480
Fidelity National Information
Services, Inc. 130 7,849
Fiserv, Inc.
(a)
138 17,417
FleetCor Technologies, Inc.
(a)
15 3,734
Fortinet, Inc.
(a)
397 30,855
Garmin Ltd. 36 3,812
Gartner, Inc.
(a)
17 6,011
Global Payments, Inc. 73 8,048
Hewlett Packard Enterprise Co. 202 3,511
HP, Inc. 171 5,614
Intel Corp. 728 26,041
International Business Machines
Corp. 149 21,483
Intuit, Inc. 46 23,538
Jack Henry & Associates, Inc. 14 2,346
KLA Corp. 26 13,363
Lam Research Corp. 24 17,244
MarketAxess Holdings, Inc. 7 1,885
MasterCard, Inc., Class A 202 79,645
Microchip Technology, Inc. 78 7,327
Micron Technology, Inc. 181 12,922
Microsoft Corp. 1,554 522,020
Monolithic Power Systems, Inc. 10 5,595
Moody's Corp. 28 9,877
Motorola Solutions, Inc. 29 8,312
MSCI, Inc. 14 7,673
NetApp, Inc. 34 2,652
NortonLifeLock, Inc. 3 58
NVIDIA Corp. 435 203,270
ON Semiconductor Corp.
(a)
27 2,909
Oracle Corp. 261 30,597
Paychex, Inc. 47 5,897
Paycom Software, Inc. 9 3,319
PayPal Holdings, Inc.
(a)
210 15,923
PTC, Inc.
(a)
21 3,062
Qorvo, Inc.
(a)
23 2,530
Qualcomm, Inc. 204 26,963
S&P Global, Inc. 96 37,873
Salesforce, Inc.
(a)
121 27,226
Seagate Technology PLC 33 2,096
ServiceNow, Inc.
(a)
70 40,810
Skyworks Solutions, Inc. 35 4,003
Synopsys, Inc.
(a)
26 11,747
Teradyne, Inc. 44 4,969
Texas Instruments, Inc. 164 29,520

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
COMMON STOCKS — 96.70% - continued Shares Fair Value
Technology — 29.78% - continued
Tyler Technologies, Inc.
(a)
11 $ 4,363
Visa, Inc., Class A 354 84,156
Zebra Technologies Corp., Class A
(a)
12 3,696
2,340,796
Utilities — 2.09%
AES Corp. 89 1,925
Alliant Energy Corp. 42 2,257
Ameren Corp. 53 4,541
American Electric Power Co., Inc. 93 7,881
American Water Works Co., Inc. 31 4,570
Atmos Energy Corp. 32 3,895
CenterPoint Energy, Inc. 102 3,069
CMS Energy Corp. 56 3,420
Consolidated Edison, Inc. 63 5,976
Constellation Energy Corp. 38 3,673
Dominion Energy, Inc. 141 7,551
DTE Energy Co. 36 4,115
Duke Energy Corp. 145 13,575
Edison International 90 6,476
Entergy Corp. 39 4,005
Evergy, Inc. 78 4,678
Eversource Energy 70 5,063
Exelon Corp. 92 3,851
FirstEnergy Corp. 112 4,412
NextEra Energy, Inc. 331 24,262
Nisource, Inc. 58 1,615
NRG Energy, Inc. 133 5,053
Pinnacle West Capital Corp. 49 4,058
Public Service Enterprise Group, Inc. 36 2,272
Sempra Energy 53 7,898
Southern Co. (The) 177 12,804
WEC Energy Group, Inc. 58 5,212
Xcel Energy, Inc. 99 6,210
164,317
Total Common Stocks (Cost $6,753,750) 7,601,963
DEPOSITARY RECEIPTS — 0.04%
Bayerische Motoren Werke AG
- ADR 80 3,254
Total Depositary Receipts (Cost $3,202) 3,254
EXCHANGE-TRADED FUNDS — 0.20%
SPDR® S&P 500® ETF Trust 35 16,023
Total Exchange-Traded Funds (Cost $14,705) 16,023

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
RIGHTS — 0.00% Shares Fair Value
ABIOMED, Inc.
(b)
9 $ –
Total Rights Cost ($–) –
MONEY MARKET FUNDS — 0.78%
First American Treasury Obligations Fund, Class X, 5.26%
(c)
61,029 $ 61,029
Total Money Market Funds (Cost $61,029) 61,029
Total Investments — 97.72% (Cost $6,832,686) 7,682,269
Other Assets in Excess of Liabilities — 2.28% 179,038
NET ASSETS — 100.00% $ 7,861,307
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
July 31, 2023 (Unaudited)
MUNICIPAL BONDS — 91.01%
Principal
Amount Fair Value
Alaska - 3.46%
Alaska State General Obligation Refunding Bonds, Series 2023
A, 5.00%, 8/1/2023 $ 200,000 $ 200,000
Valdez, Alaska Marine Terminal Revenue Refunding Bonds,
Series 1993 A, 4.45%, 12/1/2033
(a)
1,000,000 1,000,000
1,200,000
Arizona - 2.88%
Phoenix, Arizona Industrial Development Authority Healthcare
Facilities Revenue Bonds, Series 2014 B, 4.45%,
11/15/2052
(a)
1,000,000 1,000,000
California - 0.76%
Alhambra Unified School District General Obligation Bonds,
Series 2022 B, 5.00%, 8/1/2023 265,000 265,000
Connecticut - 2.74%
Connecticut State Housing Finance Authority Revenue
Refunding Bonds, Series 2018 B-3, 3.93%,
11/15/2048
(a)
700,000 700,000
State of Connecticut General Obligation Bonds, Series 2013 E,
4.00%, 8/15/2028 250,000 250,051
950,051
District of Columbia - 4.48%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 4.00%,
11/1/2045
(a)
300,000 300,000
District of Columbia Water & Sewer Authority Public
Utilities Revenue Bonds, Series 2014 B-2, 3.99%,
10/1/2050
(a)
1,250,000 1,250,000
1,550,000
Florida - 5.61%
JEA Water & Sewer System Revenue Bonds, Series 2008 B,
3.47%, 10/1/2041
(a)
300,000 300,000
JEA Water & Sewer System Revenue Refunding Bonds, Series
2008 A-2, 4.04%, 10/1/2038
(a)
700,000 700,000
The School Board of Volusia County, Florida Certificates of
Participation, Master Lease Program, Series 2019,
5.00%, 8/1/2023 945,000 945,000
1,945,000
Georgia - 1.15%
Cherokee County, Georgia Development Authority Revenue
Bonds, Series 2008, 4.03%, 8/1/2033
(a)
400,000 400,000
Illinois - 5.61%
Chicago Midway International Airport Second Lien Revenue
Bonds, Series 2004 D, 3.94%, 1/1/2035
(a)
645,000 645,000
Illinois Educational Facilities Authority Revenue Bonds, Series
2003 B, 4.00%, 7/1/2033
(a)
1,300,000 1,300,000
1,945,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
MUNICIPAL BONDS — 91.01% - continued
Principal
Amount Fair Value
Iowa - 2.88%
Iowa State Finance Authority Single Family Mortgage Revenue
Bonds, Series 2016 E, 3.93%, 7/1/2046
(a)
$ 1,000,000 $ 1,000,000
Massachusetts - 2.75%
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, Series 2001 J-2, 3.80%, 7/1/2031
(a)
300,000 300,000
Massachusetts State Housing Finance Agency Housing Revenue
Bonds, Series 2018 200, 4.00%, 12/1/2048
(a)
350,000 350,000
Massachusetts Water Resources Authority Revenue Bonds,
Series 2008 E, 4.04%, 8/1/2037
(a)
300,000 300,000
950,000
Minnesota - 4.03%
Hennepin County, Minnesota General Obligation Bonds, Series
2018 B, 3.90%, 12/1/2038
(a)
1,000,000 1,000,000
University of Minnesota Special Purpose Revenue Refunding
Bonds, Series 2021 A, 4.00%, 8/1/2023 400,000 400,000
1,400,000
Mississippi - 2.88%
Mississippi Business Finance Corp. Gulf Opportunity Zone
Industrial Development Revenue Bonds, Series 2009
E, 4.45%, 12/1/2030
(a)
1,000,000 1,000,000
New Mexico - 1.73%
University of New Mexico Subordinate Lien System
Improvement Revenue Bonds, Series 2001, 3.90%,
6/1/2026
(a)
600,000 600,000
New York - 11.35%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 3.98%, 11/1/2038
(a)
300,000 300,000
Metropolitan Transportation Authority Revenue Bonds, Series
2005 D-2, 4.45%, 11/1/2035
(a)
500,000 500,000
New York City Industrial Development Agency Variable Rate
Demand Liberty Revenue Bonds, Series 2007,
5.25%, 10/1/2042
(a)
800,000 800,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue Bonds, Series 2014 BB,
5.00%, 6/15/2046
(a)
1,400,000 1,400,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 4.00%, 7/1/2032
(a)
150,000 150,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 3.80%, 10/1/2036
(a)
200,000 200,000
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 4.02%,
5/1/2039
(a)
300,000 300,000
The City of New York General Obligation Bonds, Series 2020
B-3, 4.18%, 10/1/2046
(a)
280,000 280,000
3,930,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
MUNICIPAL BONDS — 91.01% - continued
Principal
Amount Fair Value
North Carolina - 2.88%
Raleigh, North Carolina Limited Obligation Refunding Bonds,
Series 2016 A, 4.55%, 6/1/2034
(a)
$ 1,000,000 $ 1,000,000
North Dakota - 3.35%
North Dakota Housing Finance Agency Housing Finance
Program Bonds, Series 2017 H, 3.95%, 7/1/2039 1,160,000 1,160,000
Ohio - 5.00%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series
2012 B, 4.35%, 5/1/2036
(a)
380,000 380,000
American Municipal Power, Inc. Electric Systems Improvement
Revenue Bond Anticipation Notes, Series 2022,
5.25%, 11/29/2023 250,000 251,107
American Municipal Power, Inc. Electric Systems Improvement
Revenue Bond Anticipation Notes, Series 2022,
5.00%, 11/30/2023 100,000 100,367
Ohio State University Variable Rate Demand General Receipts
Bonds, Series 2014 B-2, 3.95%, 12/1/2039
(a)
300,000 300,000
Ohio Water Development Authority Water Pollution Control
Loan Fund Revenue Bonds, Series 2016 A, 3.90%,
12/1/2036
(a)
400,000 400,000
Plain City, Ohio Various Purpose Improvement General
Obligation Limited Tax Bank Anticipation Notes,
Series 2022, 4.00%, 9/28/2023 300,000 300,164
1,731,638
Pennsylvania - 12.41%
Allegheny County Higher Education Building Authority
University Revenue Refunding Bonds, Series 2008
A, 4.35%, 12/1/2037
(a)
1,000,000 1,000,000
Delaware Valley, Pennsylvania Regional Finance Authority
Revenue Refunding Bonds, Series 2007 B, 4.10%,
6/1/2042
(a)
2,000,000 2,000,000
Northern Lehigh School District General Obligation Notes,
Series 2018 A, 4.00%, 3/1/2027 305,000 305,127
Pennsylvania Turnpike Commission Turnpike Revenue
Refunding Bonds, Series 2020, 3.98%, 12/1/2039
(a)
1,000,000 1,000,000
4,305,127
South Carolina - 2.31%
City of Columbia, South Carolina Waterworks & Sewer System
Revenue Bonds, Series 2009, 3.98%, 2/1/2038
(a)
800,000 800,000
Tennessee - 0.65%
Clarksville, Tennessee Public Building Authority Pooled
Financing Revenue Bonds, Series 1999, 3.94%,
6/1/2029
(a)
225,000 225,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2023 (Unaudited)
MUNICIPAL BONDS — 91.01% - continued
Principal
Amount Fair Value
Texas - 5.04%
Fort Bend Independent School District Variable Rate Unlimited
Tax School Building Bonds, Series 2022 B, 3.65%,
8/1/2052 $ 1,000,000 $ 998,918
Magnolia Independent School District General Obligation
Bonds, Series 2023, 5.00%, 8/15/2023 500,000 500,318
State of Texas Veterans Bonds, Series 2016, 4.46%, 12/1/2046
(a)
250,000 250,000
1,749,236
Virginia - 2.45%
Fairfax County, Virginia Economic Development Authority
Revenue Bonds, Series 2003 A, 3.98%, 12/1/2033
(a)
500,000 500,000
Fairfax County, Virginia Economic Development Authority
Revenue Bonds, Series 2007, 4.03%, 6/1/2037
(a)
350,000 350,000
850,000
Washington - 1.73%
Washington State Housing Finance Commission Single Family
Program Revenue Refunding Bonds, Series 2016,
3.95%, 12/1/2046
(a)
600,000 600,000
Wisconsin - 2.88%
Wisconsin Housing & Economic Development Authority
Housing Revenue Bonds, Series 2017 C, 3.90%,
5/1/2046
(a)
1,000,000 1,000,000
Total Municipal Bonds (Cost $31,557,219) 31,556,052
MONEY MARKET FUNDS - 11.34% Shares
Federated Hermes Institutional Tax-Free Cash Trust,
Institutional Shares, 3.73%
(b)
3,931,548 3,931,548
Total Money Market Funds (Cost $3,931,548) 3,931,548
Total Investments — 102.35% (Cost $35,488,767) 35,487,600
Liabilities in Excess of Other Assets — (2.35)% (813,906)
NET ASSETS — 100.00% $ 34,673,694
(a) Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.